Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Income Statement [Abstract]
Net sales	$ 4,201,745	$ 4,123,648	$ 12,139,860	$ 7,308,701	$ 10,804,214	$ 686,179
Cost of sales	3,234,430	3,245,493	8,302,386	5,762,143	7,680,290	1,370,897
Gross income (loss)	967,315	878,155	3,837,474	1,546,558	3,123,924	(684,718)
Operating expenses:
Selling and marketing expenses	920,161	351,845	2,515,067	1,051,785	1,761,154	563,003
General and administrative expenses	2,942,501	1,385,626	41,535,188	2,974,404	4,749,922	5,291,075
Research and development costs	275,908	137,156	553,274	180,705	339,385	179,982
Transaction costs						198,443
Total operating expenses	4,138,570	1,874,627	44,603,529	4,206,894	6,850,461	6,232,503
Loss from operations	(3,171,255)	(996,472)	(40,766,055)	(2,660,336)	(3,726,537)	(6,917,221)
Other expense (income):
Amortization of debt discounts	2,750,000	39,175	5,400,285	325,426	376,506	1,565,174
Loss on extinguishment of debt		95,760	7,096,730	1,528,580	3,030,495
Induced conversion loss				51,412	51,412
Gain on change in fair value of derivatives	(5,943,967)		(15,074,880)		(1,939,639)
Loss on issuance of convertible notes	2,200,000		5,889,369
Interest expense - related party	28,167	137,480	106,895	454,029	608,668	171,918
Interest expense, net	164,669	22,199	446,339	169,455	12,740,781	573,431
Total other expense (income)	(801,131)	294,614	3,864,738	2,528,902	14,868,223	2,310,523
Loss before income taxes	(2,370,124)	(1,291,086)	(44,630,793)	(5,189,238)	(18,594,760)	(9,227,744)
Provision for income taxes
Net loss	(2,370,124)	(1,291,086)	(44,630,793)	(5,189,238)	(18,594,760)	(9,227,744)
Other comprehensive gain (loss), net of tax
Foreign currency translation adjustments	(34,630)	816	(26,806)	(2,121)	(15,134)	(5,034)
Total other comprehensive loss, net of tax	(34,630)	816	(26,806)	(2,121)	(15,134)	(5,034)
Comprehensive loss	$ (2,404,754)	$ (1,290,270)	$ (44,657,599)	$ (5,191,359)	$ (18,609,894)	$ (9,232,778)
Net loss per share, basic and diluted	$ (0.06)	$ (0.05)	$ (1.19)	$ (0.20)	$ (0.70)	$ (0.37)
Weighted average number of common shares outstanding, basic and diluted	41,873,698	26,795,030	37,360,953	26,497,184	26,723,038	24,689,813
Gross income	$ 967,315	$ 878,155	$ 3,837,474	$ 1,546,558	$ 3,123,924	$ (684,718)
Total other comprehensive gain (loss), net of tax	$ (34,630)	$ 816	$ (26,806)	$ (2,121)	$ (15,134)	$ (5,034)